TRADE ACCOUNTS RECEIVABLE (Tables)	12 Months Ended
Dec. 31, 2020
TRADE ACCOUNTS RECEIVABLE
Schedule of trade accounts receivables

	12.31.20	12.31.19
Billed amounts	7,611,858	7,018,601
Unbilled amounts (1)	2,191,331	2,866,196
Interconnection amounts	724,630	790,046
Vivo Money FIDC	1,975	—
Amounts from related parties (Note 28)	105,349	129,904
Gross accounts receivable	10,635,143	10,804,747
Estimated impairment losses	(2,072,578)	(1,644,797)
Total	8,562,565	9,159,950

Current	8,182,667	8,719,497
Non-current	379,898	440,453

(1)Includes the amounts of contractual assets, shown in item 4.d), of this note.

Schedule of accounts receivable balances related to the Soluciona IT

	12.31.20	12.31.19
B2B merchandise resale portion - 24 months	159,075	182,286
Portion of accounts receivable from the OI group - Bankruptcy process of companies	59,813	89,647
Vivo TECH product (1)	348,086	317,988
Nominal amount receivable	566,974	589,921
Deferred financial income	(34,504)	(48,086)
Present value of accounts receivable	532,470	541,835
Estimated impairment losses	(152,572)	(101,382)
Net amount receivable	379,898	440,453

(1)The maturity schedule is up to five years for amounts related to the Vivo TECH product.

Schedule of amounts receivable, net of estimated losses for impairment of accounts receivable, by maturity

	12.31.20	12.31.19
Falling due (1)	6,798,420	6,862,054
Overdue – 1 to 30 days	870,551	966,986
Overdue – 31 to 60 days	228,074	306,956
Overdue – 61 to 90 days	142,788	192,622
Overdue – 91 to 120 days	157,105	250,029
Overdue – over 120 days	365,627	581,303
Total	8,562,565	9,159,950

(1)Includes the amounts of contractual assets, shown in item 4.d), of this note.

Schedule of changes in contractual assets arising from the initial adoption of IFRS 15

	Contract assets, gross	Provision for losses	Contract assets, net
Balance on 12.31.18	195,733	(33,708)	162,025
Additions	558,883	(12,486)	546,397
Write-offs	(485,108)	—	(485,108)
Balance on 12.31.19	269,508	(46,194)	223,314
Additions	444,284	—	444,284
Write-offs	(510,215)	11,300	(498,915)
Balance on 12.31.20	203,577	(34,894)	168,683

Schedule of changes in the estimated impairment losses for accounts receivable

Balance on 12.31.18	(1,498,134)
Supplement to estimated losses, net of resersal (Note 25)	(1,682,348)
Write-off	1,547,577
Business combinations (Note 1.c)	(11,892)
Balance on 12.31.19	(1,644,797)
Supplement to estimated losses, net of resersal (Note 25)	(1,740,358)
Write-off	1,312,577
Balance on 12.31.20	(2,072,578)